PARTNERSHIP CAPITAL	12 Months Ended
Dec. 31, 2018
Equity [abstract]
PARTNERSHIP CAPITAL
PARTNERSHIP CAPITAL
As at December 31, 2018, our partnership’s capital structure was comprised of three classes of partnership units: units, preferred units and general partnership units. Units entitle the holder to their proportionate share of distributions. Preferred units entitle the holder to cumulative preferential cash distributions in accordance with their terms. General partnership units entitle the holder the right to govern the financial and operating policies of our partnership. The Holding LP’s capital structure is composed of four classes of partnership units: Special General Partner Units, Holding LP Class A Preferred Units, Managing General Partner Units and Redeemable Partnership Units held by Brookfield.
In its capacity as the holder of the Special General Partner Units of the Holding LP, the special general partner is entitled to incentive distribution rights which are based on the amount by which quarterly distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed specified target levels. To the extent distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.203 per quarter, the incentive distribution rights entitle the special general partner to 15% of incremental distributions above this threshold. To the extent that distributions on the Holding LP’s units (other than Holding LP Class A Preferred Units) exceed $0.22 per unit, the incentive distribution rights entitle the special general partner to 25% of incremental distributions above this threshold. During the year, the Holding LP paid incentive distributions of $136 million (2017: $113 million, 2016: $80 million).
The Holding LP has issued 115.8 million Redeemable Partnership Units to Brookfield, which may, at the request of the holder, require the Holding LP to redeem the Redeemable Partnership Units for cash in an amount equal to the market value of our units. This right is subject to our partnership’s right of first refusal which entitles it, at its sole discretion, to elect to acquire any Redeemable Partnership Units so presented to the Holding LP in exchange for one of our partnership’s units (subject to certain customary adjustments). Both the units issued by our partnership and the Redeemable Partnership Units issued by the Holding LP have the same economic attributes in all respects, except for the redemption right described above. The Redeemable Partnership Units participate in earnings and distributions on a per Redeemable Partnership Unit basis equivalent to the per unit participation of the units of our partnership. Our partnership reflects the Redeemable Partnership Units issued to Brookfield by the Holding LP as non-controlling interest–Redeemable Partnership Units held by Brookfield.
On September 14, 2016, our partnership completed a three-for-two split of its units by way of a subdivision of units, whereby unitholders received an additional one-half of a unit for each unit held, resulting in the issuance of approximately 115 million additional units. Any fractional units otherwise issuable to registered holders as a result of the Unit Split were rounded up to the nearest whole unit. Our preferred units were not affected by the Unit Split. The Managing General Partner Units, Special General Partner Units and Redeemable Partnership Units of the Holding LP were concurrently split to reflect the Unit Split.

(a)	Special and Limited Partnership Capital

	Special General Partner Units			Limited Partnership Units			Total
UNITS MILLIONS	2018	2017	2016	2018	2017	2016	2018	2017	2016
Opening balance	1.6	1.6	1.6	276.6	259.4	243.2	278.2	261.0	244.8
Issued for cash	—	—	—	0.3	17.2	16.4	0.3	17.2	16.4
Conversion from Exchange LP Units	—	—	—	1.3	—	—	1.3	—	—
Repurchased and cancelled	—	—	—	(0.9)	—	(0.2)	(0.9)	—	(0.2)
Ending balance	1.6	1.6	1.6	277.3	276.6	259.4	278.9	278.2	261.0

	Special General Partner			Limited Partners			Total
US$ MILLIONS	2018	2017	2016	2018	2017	2016	2018	2017	2016
Opening balance	$19	$19	$19	$4,907	$4,215	$3,716	$4,926	$4,234	$3,735
Unit issuance	—	—	—	14	692	505	14	692	505
Conversion from Exchange LP Units	—	—	—	20	—	—	20	—	—
Repurchased and cancelled	—	—	—	(30)	—	(6)	(30)	—	(6)
Ending balance	$19	$19	$19	$4,911	$4,907	$4,215	$4,930	$4,926	$4,234

During the year ended December 31, 2018, Brookfield Infrastructure repurchased and cancelled 0.9 million units for $30 million (2017: nil, 2016: 0.2 million units for $6 million) and incurred less than $1 million in commission costs (2017: $nil, 2016: less than $1 million).
In September 2017, Brookfield Infrastructure issued 16.6 million limited partnership units at $42 per unit under shelf registrations in the United States and Canada. In total, $700 million of gross proceeds were raised through the issuance and $28 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued 7.4 million Redeemable Partnership Units to Brookfield for proceeds of $300 million. As Brookfield participated in the unit offering at a percentage greater than its ownership interest in the Holding LP prior to the equity offering, this resulted in a slight decrease in our partnership’s ownership interest in the Holding LP without resulting in a loss of control. The difference between the proportionate amount by which the non-controlling interest in Holding LP was increased and the proceeds of the Redeemable Partnership Unit offering resulted in a gain of $6 million that was recognized directly in equity.
The gain on changes in ownership interest recognized in equity is recorded as ownership changes within the Statements of Partnership Capital. Amounts in accumulated other comprehensive income at the date of the unit offering that were attributable to the limited partners were ratably allocated to accumulated other comprehensive income attributable to non-controlling interest—Redeemable Partnership Units held by Brookfield.
In December 2016, Brookfield Infrastructure issued 15.6 million limited partnership units at $32 per unit under shelf registrations in the United States and Canada. In total, $500 million of gross proceeds were raised through the issuance and $20 million in equity issuance costs were incurred. Concurrently, Brookfield Infrastructure issued 8.1 million Redeemable Partnership Units to Brookfield for proceeds of $250 million. The difference between the proportionate amount by which the non-controlling interest in Holding LP was increased and the proceeds of the Redeemable Partnership Unit offering resulted in a gain of $16 million that was recognized directly in equity.
In June 2010, we implemented a distribution reinvestment plan (the “Plan”) that allows eligible holders of our partnership to purchase additional units by reinvesting their cash distributions. Under the Plan, units are acquired at a price per unit calculated by reference to the volume weighted average of the trading price for our units on the NYSE for the five trading days immediately preceding the relevant distribution date. During the year ended December 31, 2018, our partnership issued less than 1 million units for proceeds of $14 million (2017: less than 1 million units for proceeds of $20 million, 2016: less than 1 million units for proceeds of $25 million) under the Plan.
The weighted average number of Special General Partner Units outstanding for the year ended December 31, 2018 was 1.6 million (2017: 1.6 million, 2016: 1.6 million). The weighted average number of limited partnership units outstanding for the year ended December 31, 2018 was 276.9 million (2017: 264.6 million, 2016: 244.7 million).

(b)	Non-controlling interest—Redeemable Partnership Units held by Brookfield

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
UNITS MILLIONS	2018	2017	2016
Opening balance	115.8	108.4	100.3
Issued for cash	—	7.4	8.1
Ending balance	115.8	115.8	108.4

	Non-controlling interest— Redeemable Partnership Units held by Brookfield
US$ MILLIONS	2018	2017	2016
Opening balance	$2,078	$1,778	$1,528
Unit issuance	—	300	250
Ending balance	$2,078	$2,078	$1,778

In September 2017, Brookfield Infrastructure issued 7.4 million Redeemable Partnership Units to Brookfield for proceeds of $300 million.
In December 2016, Brookfield Infrastructure issued 8.1 million Redeemable Partnership Units to Brookfield for proceeds of $250 million.
The weighted average number of Redeemable Partnership Units outstanding for the year ended December 31, 2018 was 115.8 million (2017: 110.6 million, 2016: 100.9 million).
(c) Non-controlling interest—Exchange LP Units

	Non-controlling interest— Exchange LP Units held by Brookfield
UNITS MILLIONS	2018	2017	2016
Opening balance	—	—	—
Unit issuance	5.7	—	—
Exchange LP conversion	(1.3)	—	—
Ending balance	4.4	—	—

	Non-controlling interest— Exchange LP Units held by Brookfield
US$ MILLIONS	2018	2017	2016
Opening balance	$—	$—	$—
Unit issuance	232	—	—
Exchange LP conversion	(20)	—	—
Ending balance	$212	$—	$—
On October 16, 2018, Exchange LP, a subsidiary of our partnership, issued 5.7 million Exchange LP Units for proceeds of $232 million in connection with the privatization of Enercare Inc. The Exchange LP Units provide holders with economic terms that are substantially equivalent to those of our units and are exchangeable, on a one-for-one basis, for our units. Given the exchangeable feature, we present the Exchange LP Units as a component of non-controlling interests.
During the year ended December 31, 2018, Exchange LP unitholders exchanged 1.3 million units for $20 million of limited partners capital.

(d)	Preferred Unitholders’ Capital

	Preferred Units
UNITS MILLIONS	2018	2017	2016
Opening balance	32.0	20.0	10.0
Issued for cash	18.0	12.0	10.0
Repurchased and cancelled	(0.1)	—	—
Ending balance	49.9	32.0	20.0

	Preferred Units
US$ MILLIONS	2018	2017	2016
Opening balance	$595	$375	$189
Unit issuance	342	220	186
Repurchased and cancelled	(1)	—	—
Ending balance	$936	$595	$375

During the year ended December 31, 2018, Brookfield Infrastructure repurchased and cancelled 0.1 million preferred units for $1 million and incurred less than $1 million in commission costs. No preferred units were repurchased and cancelled in 2017 or 2016.
On September 12, 2018, our partnership issued 10 million Series 11 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.10% annually for the initial period ending December 31, 2023. In total, C$250 million or $190 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
On January 23, 2018, our partnership issued 8 million Series 9 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2023. In total, C$200 million or $161 million of gross proceeds were raised, $4 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
On January 26, 2017, our partnership issued 12 million Series 7 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.00% annually for the initial period ending March 31, 2022. In total, C$300 million or $225 million of gross proceeds were raised, $5 million in underwriting costs were incurred and less than $1 million in issuance costs were incurred.
In August 2016, our partnership issued 10 million Series 5 Preferred Units at C$25 per unit with a quarterly fixed distribution at a rate of 5.35% annually for the initial period ending September 30, 2021. In total, C$250 million or $190 million of gross proceeds were raised and $4 million in issuance costs were incurred.